Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ (146)	€ 1,235	€ 706
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	124	329
Earnings to be retained		906
To be deducted from retained earnings	(269)
Owners of Aegon N.V.	€ (146)	€ 1,235	€ 706